Principal Funds, Inc.

Supplement dated February 1, 2022

to the Statement of Additional Information dated December 31, 2021

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE

Delete all references to Michael Iacono.